CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Market Auction Preferred Stock	Common Stock	Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2008		$ 7,738,580	$ 100,000	$ 1,053,582	$ 1,245,095	$ (168,065)	$ 5,507,968
Balance (in shares) at Dec. 31, 2008			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(3,830)					(3,830)
Comprehensive (loss) Income:
Net income (loss)		887,175					887,175	887,175
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		29,583				29,583		29,583
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		276				276		276
COMPREHENSIVE INCOME (LOSS)		917,034						917,034
Other	[1]	3,305			3,305
Balance at Dec. 31, 2009		8,655,089	100,000	1,053,582	1,248,400	(138,206)	6,391,313
Balance (in shares) at Dec. 31, 2009			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(601)					(601)
Retained earnings adjustment (Deconsolidation of VIEs)		(15,900)					(15,900)
Comprehensive (loss) Income:
Net income (loss)		(495,668)					(495,668)	(495,668)
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		79,006				79,006		79,006
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		256				256		256
COMPREHENSIVE INCOME (LOSS)		(416,406)						(416,406)
Other	[1]	2,825			2,825
Balance at Dec. 31, 2010		8,225,007	100,000	1,053,582	1,251,225	(58,944)	5,879,144
Balance (in shares) at Dec. 31, 2010			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(544)					(544)
Comprehensive (loss) Income:
Net income (loss)		(723,901)					(723,901)	(723,901)
Other comprehensive (loss) income:
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments		39,713				39,713		39,713
Change in unrealized appreciation securities available-for-sale, net of taxes and net of reclassification adjustments		(406)				(406)		(406)
COMPREHENSIVE INCOME (LOSS)		(684,594)						(684,594)
Other	[1]	(8,000)			(8,000)
Balance at Dec. 31, 2011		$ 7,531,869	$ 100,000	$ 1,053,582	$ 1,243,225	$ (19,637)	$ 5,154,699
Balance (in shares) at Dec. 31, 2011			1,000	45,267,723

[1]	We recorded $(8,000) during 2011, $2,825 during 2010 and $3,305 during 2009 for compensation expenses, debt issue cost and other expenses paid by AIG on our behalf for which we were not required to pay.